Net interest income_Details of interest expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Interest expense [Abstract]
Interest on deposits due to customers	₩ 2,917,165		₩ 2,380,263	₩ 2,547,142
Interest on borrowings	306,739		238,212	215,240
Interest on debentures	720,394		638,653	619,255
Interest expense on others	89,250		72,909	111,131
Total	₩ 4,033,548	$ 3,624,358	₩ 3,330,037	₩ 3,492,768